The breakdown of the balance of “Other assets” is as follows (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer relationships		R$ 922,860	R$ 1,873,048	R$ 1,926,536
Prepayments and accrued income		797,365	1,007,792	1,059,223
Contractual guarantees of former controlling stockholders (Note 22.c.5)		496	496	103,272
Actuarial asset (Note 21)		287,808	361,149	346,422
Other receivables	[1]	4,040,499	3,979,926	1,625,884
Total		R$ 6,049,028	R$ 7,222,411	R$ 5,061,337

[1]	Corresponds mainly to receivables from third parties.